RESTRUCTURING COSTS (Schedule of Accrued Restructuring Liability) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
RESTRUCTURING COSTS [Line item]
Balance at beginning of period	$ 2,257
Additional costs	1,022
Cash payments	(2,179)
Adjustments	656
Balance at end of period	1,756
2014 Restructuring Plan [Member] | Severance and payroll related [Member]
RESTRUCTURING COSTS [Line item]
Balance at beginning of period	$ 1,027
Additional costs
Cash payments	$ (1,027)
Adjustments
Balance at end of period
2014 Restructuring Plan [Member] | Rent and related expenses [Member]
RESTRUCTURING COSTS [Line item]
Balance at beginning of period	$ 1,155
Additional costs
Cash payments	$ (807)
Adjustments	$ (348)
Balance at end of period
2014 Restructuring Plan [Member] | Other charges [Member]
RESTRUCTURING COSTS [Line item]
Balance at beginning of period	$ 75
Additional costs
Cash payments	$ (75)
Adjustments
Balance at end of period
2015 Restructuring Plan [Member] | Severance and payroll related [Member]
RESTRUCTURING COSTS [Line item]
Balance at beginning of period
Additional costs	$ 1,022
Cash payments	$ (270)
Adjustments
Balance at end of period	$ 752
2015 Restructuring Plan [Member] | Restructuring accrual assumed upon acquisition [Member]
RESTRUCTURING COSTS [Line item]
Balance at beginning of period
Additional costs
Cash payments
Adjustments	$ 1,004
Balance at end of period	$ 1,004